Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Stock-Based Compensation [Abstract]
Summary Of Stock Option Activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at beginning of year	542,746	$1.46
Expired	(300)	36.75
Cancelled or forfeited	(3,190)	1.70
Outstanding at end of period	539,256	$1.44	5.4	$731,080

Expected to vest	-	$-	-	$-

Exercisable at end of period	539,256	$1.44	5.4	$731,080

Summary of changes in the Company's nonvested restricted shares

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2017	425,666	$1.56
Granted	215,500	2.56
Vested	(157,172)	1.53
Forfeited	(19,333)	1.58
Nonvested at December 31, 2017	464,661	$2.03